Income Tax - Summary of Provision (Credit) for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Currently payable:
Federal	$ 57,571	$ (130,581)
State	50,781	14,879
Deferred:
Federal	(32,777)	(130,766)
State	(10,860)	63,206
Actual tax expense (benefit), Amount	$ 64,715	$ (183,262)